Stock Option Plan (Tables) - Blade Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Stock Option Plan (Tables) [Line Items]
Schedule of stock option plan exercised option
			Weighted Average
	Shares Available for Grant	Number of Options Outstanding	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	4,032,081	14,028,646	$0.26	8.85	$1,197
Shares authorized	5,000,000	—
Granted	(5,957,116)	5,957,116	0.47
Exercised	—	(473,594)	0.21
Forfeited	2,043,185	(2,043,185)	0.32
Repurchased	33,691	—	0.14
Outstanding at December 31, 2020	5,151,841	17,468,983	$0.33	7.76	$2,794
Shares authorized	4,200,000
Granted	(7,980,914)	7,980,914	0.51
Exercised	—	(2,147,445)	0.23
Forfeited	1,749,610	(1,749,610)	0.31
Outstanding at December 31, 2021	3,120,537	21,552,842	$0.41	7.51	$3,073
Exercisable at December 31, 2021		9,000,500	$0.33	5.56	$2,008

Schedule of grant-date fair values of employee and non-employee stock options
Year Ended December 31,
	2020	2021
Risk-free interest rate	0.35% – 1.42%	0.64% – 1.13%
Weighted-average expected term (years)	5.93 – 6.07	5.85 – 6.08
Expected dividends	—%	—%
Weighted-average expected volatility	80.54% – 84.21%	79.34% – 83.46%

Schedule of stock-based compensation expense
	Year Ended December 31,
	2020	2021
	(in thousands)
Research and development	$511	$377
General and administrative	394	1,019
Total stock-based compensation expense	$905	$1,396